INCOME TAXES - Provision for income taxes differ from amount of income tax determined (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INCOME TAXES
Statutory federal income tax rate	21.00%	21.00%
Statutory state and local income tax rate (1%, as of September 30, 2025 and 2024), net of federal benefit	2.77%	10.19%
Stock based compensation	(3.98%)	2.04%
Permanent differences related to warrants	0.42%	20.33%
Other permanent differences	0.19%	(2.49%)
Federal R&D Credit	1.03%	(2.43%)
Adjustment for prior year's NOLs	(1.04%)	(137.65%)
Change in deferred tax rate	(1.18%)	(0.81%)
Change in valuation allowance	(14.91%)	89.82%
Effective tax rate	4.30%	0.00%
Federal benefit	1.00%	1.00%